Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2012
Financial Highlights [Abstract]
Financial highlights for non-managing members

	Total Index Series			Agricultural Sector Series			Energy Sector Series
	2012	2011	2010	2012	2011	2010	2012	2011	2010 (3)
Total Return	2.86%	(10.20)%	17.67%	3.13%	(19.64)%	34.81%	—%	—%	(7.61)%

Ratios to average members’ equity (net assets)
Total expenses (1)	0.94%	0.92%	0.96%	1.30%	1.22%	1.17%	—%	—%	1.59%

Net investment income (loss) (2)	1.00%	(3.07)%	(0.92)%	1.38%	(4.13)%	(1.14)%	—%	—%	(1.54)%

(1)	The ratio of operating expenses to average members’ equity (net asset) values does not include brokerage commissions.
(2)	Net investment income (loss) does not include net realized and unrealized gains and losses and the related brokerage commissions of the Series.
(3)	Annualized.